   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 1998

                                                      REGISTRATION NO. 333-19653
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                                AMENDMENT NO. 1
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                            PREMIER WORLD PORTFOLIO
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,  SALOMON SMITH BARNEY INC.
     FENNER & SMITH        388 GREENWICH STREET
      INCORPORATED              23RD FLOOR
   DEFINED ASSET FUNDS      NEW YORK, NY 10013
      P.O. BOX 9051
PRINCETON, NJ 08543-9051



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY        LAURIE A. HESSLEIN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013



   LEE B. SPENCER, JR.
   ONE NEW YORK PLAZA
   NEW YORK, NY 10292

                                COPIES TO:         PIERRE DE SAINT PHALLE,
                                                            ESQ.
                                                    450 LEXINGTON AVENUE
                                                     NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on September 25, 1998.

Check box if it is proposed that this filing will become effective on November 27, 1998 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


EQUITY INVESTOR FUND          The objective of this Defined Fund is total return
PREMIER WORLD PORTFOLIO       through a combination of capital appreciation and,
(A UNIT INVESTMENT            to a lesser extent, dividend income. It will hold
TRUST)                        for about three years a diversified portfolio of
------------------------------common stocks issued primarily by some of the
-- PROFESSIONAL SELECTION     largest non-U.S. companies with records of
-- DIVERSIFICATION            uninterrupted dividends over at least ten years.
-- REINVESTMENT OPTION        There is no assurance that the Fund's objective
                              will be achieved.
                              The value of units will fluctuate with the value of the common stocks in the Portfolio and with the value of the U.S. dollar relative to the various foreign currencies in which the stocks in the Portfolio pay dividends. No assurance can be given that the underlying stocks will maintain or continue to pay dividends or that these stocks or Fund units will appreciate or not depreciate in value.
                              Unless otherwise indicated, all amounts are stated in U.S. dollars computed on the basis of the exchange rates for the relevant currencies on the evaluation date.
                              Minimum purchase: $250.



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
SPONSORS:                      -------------------------------------------------
Merrill Lynch,                 NOTE: PART A OF THIS PROSPECTUS MAY NOT BE
Pierce, Fenner & Smith         DISTRIBUTED
Incorporated                   UNLESS ACCOMPANIED BY EQUITY INVESTOR FUND
Salomon Smith Barney Inc.      PROSPECTUS, PART B. Inquiries should be directed
PaineWebber Incorporated       to the Trustee at 1-800-221-7771.
Prudential Securities          Prospectus dated November 27, 1998.
Incorporated                   INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
Dean Witter Reynolds Inc.      AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored in the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal bond portfolios
o Corporate bond portfolios
o Government bond portfolios
o Equity portfolios
o International bond and equity portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined bond funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

The 45 stocks represented in the Fund are issued primarily by companies that are among the largest non-U.S. companies in annual revenue, with established records of earnings and uninterrupted dividend payments over at least 10 years as of the initial deposit--what are generally considered to be 'blue chip' stocks. Investing in the Portfolio, rather than in only a few of the underlying stocks diversifies your investment.

Based upon current market values, the following countries are represented in the
Portfolio:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / United Kingdom                                     21%
/ / Japan                                              17
/ / France                                             18
/ / Netherlands                                         8
/ / Germany                                            14
/ / Switzerland                                         9
/ / Australia                                           3
/ / Canada                                              3
/ / Spain                                               5
/ / Sweden                                              2


Based upon the principal business of each issuer and current market values, the following industries are represented in the Portfolio:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Financial Services/Insurance/Banking               27%
/ / Utilities/Telecommunications                       20
/ / Machinery/Automotive/Aerospace                      8
/ / Chemical/Pharmaceutical                             6
/ / Food/Beverage                                      10
/ / Retail                                              8
/ / Oil                                                 3
/ / Building Materials                                  3
/ / Natural Resources                                   3
/ / Manufacturing                                       8
/ / Other                                               4


----------------------------------------------------------------
Defining Your Risks
----------------------------------------------------------------

The Portfolio is concentrated in financial services/insurance/banking stocks. Each issuer is a foreign issuer. Investing in securities of foreign issuers involves risks that are different from investing in securities of domestic issuers. (See Risk Factors in Part B.)

The Portfolio may not be appropriate for investors who are unable or unwilling to assume the increased risks involved generally with an international equity investment. The Portfolio should be considered a vehicle for investing a portion of your assets in foreign securities and not as a complete equity investment program.

Unit price fluctuates with the value of the Portfolio, which could be affected by changes in the financial condition of the issuers, changes in the economies of the various countries represented in the Portfolio, currency exchange rate fluctuations, movements in stock prices generally, the impact of the Sponsor's purchase and sale of securities for the Portfolio and other factors. Therefore, there is no guarantee that the objective of the Portfolio will be achieved.

Unlike a mutual fund, the Portfolio is not actively managed and the Sponsors receive no management fee. Therefore, the adverse financial condition of an issuer or any market movement in the price of a security will not necessarily require the sale of securities from the Portfolio or mean that the Sponsors will not continue to purchase the security in order to create additional Units. Although the Portfolio is regularly reviewed and evaluated and Sponsors may instruct the Trustee to sell securities under certain limited circumstances, securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation.
----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER 1,000 UNITS                 $1,243.08

The Public Offering Price as of July 31, 1998, the evaluation date, is based on the aggregate value of the underlying securities ($66,570,097) and any cash held to purchase securities, divided by the number of units outstanding (55,040,361) times 1,000, plus the initial sales charge. The Public Offering Price on any subsequent date will vary. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 4:00 p.m. Eastern time on every business day.

SALES CHARGES

The total sales charge for this investment combines an initial up-front sales charge and a deferred sales charge that will be deducted from the net asset value of the Portfolio quarterly on the 10th of each February, May, August and November.

SEMI-ANNUAL INCOME DISTRIBUTIONS

You will receive distributions of dividend income on the 25th day of June and December each year if you own Units on the 10th of those months. In order to meet certain tax requirements, a special distribution of income, including capital gains, may be declared for holders of record as of a date in December, which special distribution will generally be paid after the end of the year.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into additional units of the Portfolio subject only to the deferred sales charge remaining at the time of reinvestment. Reinvesting helps to compound your income for a greater total return.

TAXES

Distributions which are taxable as ordinary income to investors will constitute dividends for Federal income tax purposes but will not be eligible for the dividends-received deduction for certain corporations.

Noncorporate investors who have held their Units for more than one year may be entitled to a 20% maximum federal tax rate for capital gains from the Fund. (As a result of recent changes in law, the 18 months holding period discussed in Part B no longer applies). Dividends received by the Fund will in most cases be subject to foreign withholding taxes, which investors may be able to credit against their Federal income tax liability. (See Taxes in Part B.) Foreign holders should be aware that distributions from the Fund will generally be subject to information reporting and withholding taxes.

TERMINATION DATE

The Portfolio will terminate by August 31, 2001. The final distribution will be made within a reasonable time afterward. The Portfolio may be terminated earlier if its value is less than 40% of the value of the securities when deposited.

----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------
SALES CHARGE

First-time investors pay a 2.75% sales charge when they buy. In addition, a deferred sales charge of $1.625 per 1,000 units will be deducted from the Portfolio's net asset value each quarter ($26.00 total). This deferred method of payment keeps more of your money invested over a longer period of time. Although this is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                        As a %
                                 of Initial Public     Amount per
                                 Offering Price       1,000 Units
                                 -----------------  ---------------
Maximum Initial Sales Charge              2.75%       $     34.20
Maximum Deferred Sales Charge             2.00%             21.13
                                 -----------------  ---------------
                                          4.75%       $     55.33
                                 -----------------  ---------------
                                 -----------------  ---------------
Maximum Sales Charge Imposed on
  Reinvested Dividends                    2.00%       $     21.13


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                    Amount per
                                                   1,000 Units
                                                  ---------------
Trustee's Fee                                        $    0.83
Portfolio Supervision, Bookkeeping and
  Administrative Fees                                $    0.45
Organizational Expenses                              $    0.58
Other Operating Expenses                             $    2.53
                                                  ---------------
TOTAL                                                $    4.39


This Portfolio (and therefore the investors) will bear all or a portion of its organizational costs--including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time prior to the termination of the Portfolio. Your price will be based on the then current net asset value. The redemption and secondary market repurchase price as of July 31, 1998 was $1,209.48 per 1,000 units.

If you sell your units before the termination of the Portfolio, no further deferred sales charges will be deducted.

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS


 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders
   of Equity Investor Fund,
   Premier World Portfolio
   Defined Asset Funds:

 We have audited the accompanying statement of condition of Equity Investor Fund, Premier World Portfolio Defined Asset Funds, including the portfolio, as of July 31, 1998 and the related statements of operations and of changes in net assets for the period August 8, 1997 to July 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at July 31, 1998, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Investor Fund, Premier World Portfolio, Defined Asset Funds at
 July 31, 1998 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.


 DELOITTE & TOUCHE LLP
 New York, NY

 November 10, 1998

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS

 STATEMENT OF CONDITION
 AS OF JULY 31, 1998

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $51,994,305) (Note 1)...................                $66,570,097
   Dividends receivable............................                    117,981
   Deferred organization cost (Note 5).............                     98,200
   Cash............................................                    848,664
                                                                  _____________

             Total trust property..................                 67,634,942


 Less Liabilities:
   Accrued expenses payable........................  $    72,927
   Other liabilities (Note 5)......................       26,001        98,928
                                                    ____________  _____________
 NET ASSETS, REPRESENTED BY:
   55,040,361 units of fractional undivided
     interest outstanding (Note 3).................   67,447,146
   Undistributed net investment income.............       88,868
                                                    ____________
                                                                   $67,536,014
                                                                 ==============

 UNIT VALUE ($67,536,014/55,040,361 units).........                   $1.22703
                                                                 ==============



                           See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS

 STATEMENT OF OPERATIONS

                                                        August 8,
                                                          1997
                                                           to
                                                        July 31,
                                                          1998
 INVESTMENT INCOME:
   Dividend income.................................   $ 1,125,075
   Trustee's fees and expenses.....................      (173,618)
   Sponsors' fees .................................       (20,495)
                                                    ______________

   Net investment income...........................       930,962
                                                    ______________

 REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
   Realized gain on securities sold ...............       700,388
   Unrealized appreciation of investments..........    14,575,792
                                                    ______________

   Net realized and unrealized gain on
     investments...................................    15,276,180
                                                    ______________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................   $16,207,142
                                                    ==============


                                     See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS


 STATEMENT OF CHANGES IN NET ASSETS

                                                        August 8,
                                                          1997
                                                           to
                                                        July 31,
                                                          1998
 OPERATIONS:
   Net investment income...........................  $   930,962
   Realized gain on securities sold
      or redeemed..................................      700,388
   Unrealized appreciation of investments..........   14,575,792
                                                    _____________

   Net increase in net assets resulting
      from operations..............................   16,207,142
                                                    _____________

 INCOME DISTRIBUTIONS TO HOLDERS (Note 2).........      (867,207)
                                                    _____________

 CAPITAL SHARE TRANSACTIONS:
   Issuance of 56,436,764 additional units
   (Note 1).......................................    54,263,317
   Redemptions of 2,460,909 units.................    (2,793,592)
   Deferred sales charge.(Note 7).................      (264,206)
   Organization costs.............................       (32,733)
                                                    _____________

 NET CAPITAL SHARE TRANSACTIONS....................   51,172,786
                                                    _____________

 NET INCREASE IN NET ASSETS........................   66,512,721

 NET ASSETS AT BEGINNING OF PERIOD.................    1,023,293
                                                    _____________

 NET ASSETS AT END OF PERIOD.......................  $67,536,014
                                                    =============

 PER UNIT:
   Income distributions during period..............      $.01627
                                                    =============
   Net asset value at end of period................     $1.22703
                                                    =============
 TRUST UNITS OUTSTANDING AT END OF PERIOD..........   55,040,361
                                                    =============

                                     See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value: for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and, for securities not so listed, value is based on current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded on the ex-dividend dates.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distribution and Reinvestment - Distribution" in this Prospectus, Part B.

  3. NET CAPITAL

     Cost of 55,040,361 units at Date of Deposit......................................    $52,914,952
     Less sales charge including deferred sales charge................................        293,141
                                                                                          ____________
                                                                                           52,621,811
     Redemptions of units - net cost of 2,460,909 units redeemed less redemption
       amounts........................................................................       (418,112)
     Realized gain on securities sold or redeemed.....................................        700,388
     Net unrealized appreciation of investments.......................................     14,575,792
     Organization expense.............................................................        (32,733)
                                                                                       _______________

     Net capital applicable to Holders..................................................  $67,447,146
                                                                                       ===============

 EQUITY INVESTOR FUND,
 PREMIER WORLD PORTFOLIO
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

  4. INCOME TAX

     As of July 31, 1998, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $14,575,792, of which $3,237,938 related to depreciated securities and $17,813,730 related to appreciated securities. The aggregate cost of investment securities for Federal income tax purposes was $51,994,305 at July 31, 1998.

  5. ORGANIZATION COSTS

     Deferred organization costs are being amortized over the life of the Fund. Included in "Other liabilities" in the accompanying Statement of Condition is $26,001 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

  6. REINVESTMENT PLAN

     Holders may participate in the Fund's Reinvestment Plan, subject to its terms, by filing an appropriate notice of election. See "Income, Distribution and Reinvestment - Reinvestment" in this Prospectus,
     Part B.

  7. DEFERRED SALES CHARGE

     The deferred portion of the sales charge is $1.625 per 1,000 units payable by the Fund on behalf of the investors out of net asset value of the Fund quarterly on the 10th of each February, May, August and November, until the Fund terminates.

     EQUITY INVESTOR FUND
     PREMIER WORLD PORTFOLIO
     DEFINED ASSET FUNDS

PORTFOLIO
     AS OF JULY 31, 1998

     Portfolio No. and Title of             Number of
            Securities                         Shares                     Cost       Market Value(1)
United Kingdom
   1  Barclays PLC                              50,000             $ 1,189,156          $ 1,428,700
   2  Bass PLC (6)                              75,711               1,155,751            1,227,551
   3  British Aerospace PLC (2)                100,000                 621,918              762,518
   4  Diageo PLC (5) (7)                       100,128               1,120,920            1,190,200
   5  Imperial Chemicals Industries PLC         60,000                 997,611              773,947
   6  Inchcape PLC                             225,000               1,031,850              648,426
   7  Legal & General Group PLC                 80,000                 600,729              975,108
   8  Lloyds TSB Group PLC                      45,000                 552,190              612,790
   9  P & O Steam Navigation                   100,000               1,066,552            1,560,957
  10  Tesco PLC (8)                            240,000                 565,478              734,760
  11  Wolseley PLC                              80,000                 628,028              457,184
Japan
  12  Aisin Seiki Co., Ltd.                     49,000                 676,449              452,047
  13  The Bank of Tokyo - Mitsubishi, Ltd.      49,000                 913,570              488,983
  14  Bridgestone Corporation                   49,000               1,157,471            1,186,030
  15  Honda Motor Co., Ltd.                     49,000               1,592,384            1,826,487
  16  Mitsubishi Corporation                    49,000                 500,168              304,979
  17  Mitsui & Company                          49,000                 426,135              275,159
  18  Takeda Chemical Industries                49,000               1,449,002            1,257,192
  19  Toyota Motor Corporation                  49,000               1,377,095            1,202,974
Netherlands
  20  ABN Amro Holding N.V.                     76,500               1,700,463            2,007,934
  21  Aegon NV (1)                              20,000                 801,495            1,842,315
  22  Buhrmann                                  30,600                 736,632              745,150
  23  Royal Dutch Petroleum Company             40,800               2,223,395            2,084,790
  24  Unilever NV (2)                           19,800               1,114,237            1,417,814


     EQUITY INVESTOR FUND
     PREMIER WORLD PORTFOLIO
     DEFINED ASSET FUNDS

PORTFOLIO
     AS OF JULY 31, 1998

     Portfolio No. and Title of             Number of
            Securities                         Shares                     Cost       Market Value(1)
France
  25  Compagnie de Saint Gobain                 10,000             $ 1,500,887          $ 1,750,943
  26  Credit Commercial de France               15,000                 858,850            1,328,302
  27  Pinault-Printemps-Redoute SA (3)          25,000               2,377,514            3,815,514
  28  Societe Generale                          20,000               2,831,548            4,816,772
Germany
  29  Deutsche Telekom                          90,000               1,964,241            2,622,047
  30  Dresdner Bank AG                          15,000                 664,372              915,354
  31  Mannesmann AG (4)                         48,200               2,310,019            5,137,177
  32  VEBA AG                                   10,000                 582,464              590,551
Australia
  33  Broken Hill Proprietary Company limited   58,800                 729,590              476,269
  34  Coles Myer Ltd.                           98,000                 483,060              365,538
  35  Rio Tinto Limited                         98,000               1,495,591            1,071,055
Switzerland
  36  Nestle SA                                  1,000               1,318,574            2,076,459
  37  Novartis AG                                1,000               1,529,736            1,686,117
  38  Zurich Versicherungs - Gesellschaft        2,500               1,031,052            1,985,245
Spain
  39  Banco Santander SA (1)                    50,000                 720,788            1,414,376
  40  Banco Santander SA Rights                 50,000                       0                1,987
  41  Telefonica S.A.                           45,000               1,205,314            2,197,085
Canada
  42  Northern Telecom Limited (1)              40,000               2,046,650            2,350,000
Finland
  43  Nokia AB- ADR (1)                         50,000               2,141,094            4,356,250



     EQUITY INVESTOR FUND
     PREMIER WORLD PORTFOLIO
     DEFINED ASSET FUNDS

PORTFOLIO
     AS OF JULY 31, 1998

     Portfolio No. and Title of             Number of
            Securities                         Shares                     Cost       Market Value(1)
Sweden
 44  Telefonaktiebolage LM Ericcson            60,000              $ 1,351,538          $ 1,661,250
Hong Kong
 45  HSBC Holdings PLC                         20,000                  652,744              487,811

                                                                   ___________          ___________
                                                                   $51,994,305          $66,570,097
                                                                   ===========          ===========
(1)  Adjusted for a 2 for 1 Stock split.
(2)  Adjusted for a 4 for 1 Stock split.
(3)  Adjusted for a 5 for 1 Stock split.
(4)  Adjusted for a 10 for 1 Stock split.
(5)  Adjusted for a .864 for 1 Consolidation.
(6)  Adjusted for a 25 for 28 Consolidation.
(7)  Name changed from Grand Metropolitan
(8)  Received 2 shares for each 1 share held (200% issue)

                          D - 9

                             Defined
                             Asset FundsSM


SPONSORS:                          EQUITY INVESTOR FUND
Merrill Lynch,                     PREMIER WORLD PORTFOLIO
Pierce, Fenner & Smith Incorporated
Defined Asset Funds
P.O. Box 9051                      This Prospectus does not contain all of the
Princeton, NJ 08543-9051           information with respect to the investment
(609) 282-8500                     company set forth in its registration
Salomon Smith Barney Inc.          statement and exhibits relating thereto which
Unit Trust Department              have been filed with the Securities and
388 Greenwich Street--23rd Floor   Exchange Commission, Washington, D.C. under
New York, NY 10013                 the Securities Act of 1933 and the Investment
(212) 816-4000                     Company Act of 1940, and to which reference
PaineWebber Incorporated           is hereby made. Copies of filed material can
1200 Harbor Boulevard              be obtained from the Public Reference Section
Weehawken, NJ 07087                of the Commission, 450 Fifth Street, N.W.,
(201) 902-3000                     Washington, D.C. 20549 at prescribed rates.
Prudential Securities Incorporated The Commission also maintains a Web site that
One New York Plaza                 contains information statements and other
New York, NY 10292                 information regarding registrants such as
(212) 778-6164                     Defined Asset Funds that file electronically
Dean Witter Reynolds Inc.          with the Commission at http://www.sec.gov.
Two World Trade Center--59th Floor ------------------------------
New York, NY 10048                 No person is authorized to give any
(212) 392-2222                     information or to make any representations
TRUSTEE:                           with respect to this investment company not
The Bank of New York               contained in its registration statement and
Unit Investment Trust Department   exhibits relating thereto; and any
P.O. Box 974                       information or representation not contained
Wall Street Division               therein must not be relied upon as having
New York, NY 10268-0974            been authorized.
1-800-221-7771                     ------------------------------
                                   When Units of this Fund are no longer
                                   available this Prospectus may be used as a preliminary prospectus for a future series, in which case investors should note the following:
                                   Information contained herein is subject to amendment. A registration statement relating to securities of a future series has been filed with the Securities and Exchange
                                   Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.
                                   This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                                                     11311--11/98

                         AUTHORIZATION FOR REINVESTMENT
                   DEFINED ASSET FUNDS--EQUITY INVESTOR FUND
                            PREMIER WORLD PORTFOLIO
/ / Yes, I want to participate in the Fund's Reinvestment Plan and purchase additional Units of the Fund.
     I hereby acknowledge receipt of the Prospectus for Defined Asset Funds--Equity Investor Fund, Premier World Portfolio and authorize The Bank of New York to pay distributions on my Units as indicated below (distributions to be reinvested will be paid for my account to The Bank of New York).


          Income distributions
                  (check one):         / / in cash      / / reinvested
                       Capital
          distributions (check
                         one):         / / in cash      / / reinvested


Please print or type


Name                                Registered Holder
Address
                                    Registered Holder
                               (Two signatures required if
                                      joint tenancy)
City  State  Zip Code


     This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

12345678

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 1313 NEW YORK, N.Y.                       NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          DEFINED ASSET FUNDS--EQUITY INVESTOR FUND            UNITED STATES
          PREMIER WORLD PORTFOLIO
          THE BANK OF NEW YORK
          UNIT INVESTMENT TRUST DEPARTMENT
          P.O. BOX 974
          WALL STREET STATION
          NEW YORK, N.Y. 10268-0974


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                   EQUITY INVESTOR FUND, DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Shhet of the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus including Part B incorporated by reference, Defined Asset Funds--Equity Investor Fund, Concept Series, Energy Trust, 1933 Act File No. 33-30043.

     The Signatures.

     The following exhibits:

        1.1.1--Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

        5.1  --Consent of independent accountants.

        9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Equity Income Fund, Select Ten Portfolio 1996 International Series B (United Kingdom and Japan Portfolios, 1933 Act File No. 33-00593).

                              EQUITY INVESTOR FUND
                           PREMIER AMERICAN PORTFOLIO
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND, PREMIER AMERICAN PORTFOLIO, DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 24TH DAY OF NOVEMBER, 1998.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      JOHN L. STEFFENS
      By ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753,
                                                              33-55073,
                                                              333-10441,
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and 333-
                                                              15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and 333-
  Reynolds Inc.:                            13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)